Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable
Schedule of accounts payable

	December 31,
	2025	2024

	(in US$’000)
Accounts payable—third parties	45,533	42,521

Schedule of aging analysis for accounts payable - third parties based on the relevant invoice dates

	December 31,
	2025	2024

	(in US$’000)
Not later than 3 months	38,944	37,805
Between 3 months to 6 months	5,080	2,638
Between 6 months to 1 year	502	833
Later than 1 year	1,007	1,245
Accounts payable—third parties	45,533	42,521